Intangible asset (Holmdel Pharmaceuticals, LP) (Holmdel Pharmaceuticals, LP)	12 Months Ended
Dec. 31, 2013
Holmdel Pharmaceuticals, LP
Intangible Assets Disclosure [Text Block]

Note 4. Intangible asset

The following reflects the details of the InnoPran XL license at December 31, 2013 and 2012:

	2013	2012

InnoPran XL license (estimated useful life of 9 years)	$12,640,000	$12,640,000
Less accumulated amortization	1,442,201	—
Intangible asset, net	$11,197,799	$12,640,000

Changes in the gross carrying amount of the InnoPran XL license consisted of the following:

Gross carrying amount
Balance at December 12, 2012 (inception)	$—
Acquisitions	12,640,000
Balance at December 31, 2012 and 2013	$12,640,000

Amortization expense for the year ended December 31, 2013 was $1,442,201. There was no amortization expense for the period from December 12, 2012 (inception) to December 31, 2012 as the Partnership did not receive all required regulatory approvals until January 2013.

The estimated future amortization for InnoPran XL license is as follows:

2014	$1,442,201
2015	1,442,201
2016	1,446,150
2017	1,442,201
2018	1,442,201
Thereafter	3,982,845

$11,197,799

There were no accumulated impairment losses at December 31, 2013 and 2012.